Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 18	$ 12
Due from related parties	42	89
Materials and supplies (Note 10)	1	0
Prepaid expenses and other assets (Note 10)	(2)	(9)
Other long-term assets (Note 14)	(4)	(1)
Accounts payable	(3)	37
Accrued liabilities (Note 15)	53	(62)
Due to related parties	(63)	27
Accrued interest (Note 15)	6	14
Long-term accounts payable and other long-term liabilities (Note 16)	2	1
Post-retirement and post-employment benefit liability	50	72
Changes in non-cash balances related to operations, Total	100	180
Capital Expenditure [Abstract]
Capital investment, property, plant and equipment	(1,983)	(1,751)
Capital investments, intangible assets	(142)	(127)
Capital Investments	(2,125)	(1,878)
Reconciling items, property plant and equipment	55	33
Reconciling items, intangible assets	(1)	1
Reconciling items, property plant and equipment, total	54	34
Cash outflow for capital expenditures, property plant and equipment	(1,928)	(1,718)
Cash outflow for capital expenditures, intangible assets	(143)	(126)
Cash outflow for capital expenditures, total	(2,071)	(1,844)
Net interest paid	506	493
Income taxes paid	$ 20	$ 30